S-K 1603(a) SPAC Sponsor	Oct. 10, 2025 shares
SPAC Sponsor [Line Items]
SPAC Sponsor Name	DynamixCore Holdings III, LLC
Experience and Involvement in Other SPACs [Text Block]

Our sponsor is a Delaware limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. The sole managing member of the sponsor is Andrea Bernatova. Ms. Bernatova serves as our Chief Executive Officer and as a member of the board of directors. Ms. Bernatova controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date hereof, other than Ms. Bernatova, Mr. Daylami and Mr. Rajan, no other person has a direct or indirect material interest in our sponsor. Ms. Bernatova, Mr. Daylami and Mr. Rajan own membership interests in our sponsor, which represent approximately 70% of the economic interests in our sponsor. In addition, prior to the consummation of this offering, our sponsor intends to transfer 25,000 Class A sponsor membership units to each of our independent directors for their services as a director, representing an indirect interest in the founder shares. Other than our management team, none of the other members of our sponsor will participate in our company’s activities. Our sponsor is not controlled by and does not have any members who are, or has substantial ties with, a non-U.S. person.

SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Class A Sponsor Membership Units [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	25,000